Retirement Plans - Assumed Health Care Trend Rates (Detail)	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
Immediate rate	7.40%	7.10%	7.30%
Ultimate trend rate	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2038	2028	2028